Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payables
Employee cost liabilities	$ 989	$ 1,054
Other liabilities	46	180
Total other payables	$ 1,035	$ 1,234